Goodwill and intangible assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 2,500	$ 2,500	$ 15,900
Accumulated amortization	(1,242)	(1,179)	(13,372)
Net carrying amount	1,258	1,321	2,528
Trade name and other intangibles
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	2,500	2,500	15,900
Accumulated amortization	(1,242)	(1,179)	(13,372)
Net carrying amount	$ 1,258	$ 1,321	$ 2,528